SEGMENT INFORMATION - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	€ 64,114	€ 60,423	€ 55,108
Cost of sales	(37,558)	(36,012)	(30,916)
Gross profit	26,556	24,411	24,193
R&D expenses	(7,726)	(6,963)	(4,920)
Selling and marketing expenses	(25,281)	(22,626)	(16,379)
G&A expenses	(14,083)	(14,634)	(7,152)
Total expenses	(47,090)	(44,224)	(28,450)
Operating income (loss) from operations	(20,534)	(19,813)	(4,257)
Total Assets	86,063	91,548	101,123
Capital expenditures	4,120	4,344	2,378
Non-current assets	15,318	13,069	10,605
Goodwill	2,412	2,412	2,412
Goods
Total revenues	44,037	42,333	38,462
Cost of sales	(24,599)	(23,302)	(20,528)
RPP's and leases
Total revenues	7,610	6,176	5,617
Cost of sales	(4,964)	(4,541)	(3,387)
Spare parts and services
Total revenues	12,468	11,914	11,030
Cost of sales	(7,996)	(8,169)	(7,000)
Operating Segments | High Intensity Focused Ultrasound (HIFU)
Total revenues	23,839	20,596	15,634
Cost of sales	(11,567)	(10,112)	(6,788)
Gross profit	12,272	10,484	8,846
R&D expenses	(6,693)	(5,755)	(3,525)
Selling and marketing expenses	(15,546)	(13,524)	(8,083)
G&A expenses	(7,492)	(5,983)	(2,131)
Total expenses	(29,731)	(25,262)	(13,739)
Operating income (loss) from operations	(17,459)	(14,778)	(4,894)
Total Assets	29,954	22,443	16,293
Capital expenditures	3,096	3,577	1,715
Non-current assets	8,962	6,516	4,269
Goodwill	645	645	645
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Goods
Total revenues	14,825	13,510	9,437
Operating Segments | High Intensity Focused Ultrasound (HIFU) | RPP's and leases
Total revenues	6,273	4,935	4,287
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Spare parts and services
Total revenues	2,741	2,152	1,909
Operating Segments | Lithotripsy (ESWL)
Total revenues	8,982	9,908	11,568
Cost of sales	(5,496)	(6,268)	(6,732)
Gross profit	3,486	3,640	4,836
R&D expenses	(365)	(764)	(950)
Selling and marketing expenses	(1,305)	(1,636)	(1,887)
G&A expenses	(606)	(1,471)	(1,077)
Total expenses	(2,276)	(3,871)	(3,914)
Operating income (loss) from operations	1,210	(232)	922
Total Assets	11,623	12,798	12,997
Capital expenditures	306	288	307
Non-current assets	1,467	2,105	2,149
Goodwill	496	496	496
Operating Segments | Lithotripsy (ESWL) | Goods
Total revenues	3,481	3,844	4,880
Operating Segments | Lithotripsy (ESWL) | RPP's and leases
Total revenues	1,033	955	1,058
Operating Segments | Lithotripsy (ESWL) | Spare parts and services
Total revenues	4,468	5,109	5,630
Operating Segments | DISTRIB Division
Total revenues	31,293	29,919	27,907
Cost of sales	(20,495)	(19,632)	(17,396)
Gross profit	10,798	10,287	10,511
R&D expenses	(668)	(444)	(444)
Selling and marketing expenses	(8,429)	(7,466)	(6,409)
G&A expenses	(2,271)	(2,625)	(1,690)
Total expenses	(11,368)	(10,535)	(8,543)
Operating income (loss) from operations	(571)	(248)	1,968
Total Assets	32,770	31,400	26,407
Capital expenditures	718	479	356
Non-current assets	4,888	4,448	4,187
Goodwill	1,271	1,271	1,271
Operating Segments | DISTRIB Division | Goods
Total revenues	25,731	24,980	24,145
Operating Segments | DISTRIB Division | RPP's and leases
Total revenues	304	286	272
Operating Segments | DISTRIB Division | Spare parts and services
Total revenues	5,258	4,653	3,491
Reconciling Items
G&A expenses	(3,714)	(4,556)	(2,254)
Total expenses	(3,714)	(4,556)	(2,254)
Operating income (loss) from operations	(3,714)	(4,556)	(2,254)
Total Assets	€ 11,716	€ 24,908	€ 45,426